UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 04665

Commonwealth International Series Trust

(Exact name of registrant as specified in charter)

791 Town & Country Blvd.

Houston, TX 77024-3925

(Address of principal executive offices)(Zip code)

CT Corporation System

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-345-1898

Date of fiscal year end: 10/31

Date of reporting period: 1/31/18

Item 1.	Schedule of Investments.

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS (99.65%)

Australia (21.06%)
Biotechnology (3.38%)
CSL Limited	2,500	$294,964
Sirtex Medical Limited	20,000	442,386

		737,350

Diversified Support Services (0.93%)
Brambles Limited	25,608	204,286

Education Services (0.79%)
G8 Education Limited	64,141	173,661

Gas Utilities (0.89%)
APA Group	30,000	194,843

Health Care Equipment (2.56%)
Cochlear Limited	4,000	559,936

Health Care Facilities (0.31%)
Estia Health Limited	25,000	68,695

Health Care Services (2.49%)
Sonic Healthcare Limited	28,382	545,456

Human Resource & Employment Services (1.44%)
SEEK Limited	20,000	315,068

Integrated Oil & Gas (0.34%)
Origin Energy Limited(a)	10,000	75,262

Integrated Telecommunication Services (0.27%)
Telstra Corporation Limited	20,000	59,146

Internet Software & Services (1.13%)
carsales.com Limited	20,501	247,796

Marine Ports & Services (0.38%)
Qube Holdings Limited	40,000	82,836

See accompanying notes which are an integral part of this schedule of investments.

Multi-Utilities (2.37%)
AGL Energy Limited	27,512	519,646

Paper Packaging (0.98%)
Orora Limited	81,526	214,162

Property & Casualty Insurance (2.41%)
QBE Insurance Group Limited	20,000	173,731
Suncorp Group Limited	32,163	354,026

		527,757

Regional Banks (0.39%)
Bank of Queensland Limited	8,500	84,863

		4,610,763

New Zealand (78.59%)
Air Freight & Logistics (6.79%)
Freightways Limited	123,540	728,366
Mainfreight Limited	40,000	759,378

		1,487,744

Biotechnology (0.26%)
Pacific Edge Limited(a)	200,000	56,747

Distillers & Vintners (0.57%)
Delegat Group Limited	21,456	124,919

Diversified Banks (5.43%)
Heartland Bank Limited(a)	779,758	1,189,549

Drug Retail (1.22%)
Green Cross Health Limited	181,796	266,618

Education Services (2.40%)
Evolve Education Group Limited	880,842	525,818

Electric Utilities (4.53%)
Genesis Energy Limited	200,000	367,013
Infratil Limited	260,777	624,604

		991,617

Electronic Equipment & Instruments (0.66%)
ikeGPS Group Limited(a)	478,802	144,674

Health Care Equipment (2.31%)
Fisher & Paykel Healthcare Corporation Limited	51,427	505,970

See accompanying notes which are an integral part of this schedule of investments.

Health Care Facilities (6.36%)
Arvida Group Limited	280,000	264,131
Ryman Healthcare Limited	140,000	1,129,782

		1,393,913

Health Care Services (2.25%)
Abano Healthcare Group Limited	68,433	491,725

Homefurnishing Retail (2.10%)
Briscoe Group Limited	183,520	459,848

Hotels Resorts & Cruise Lines (1.95%)
Millennium & Copthorne Hotels New Zealand Limited	200,000	425,971

Industrial Machinery (0.92%)
Skellerup Holdings Limited	150,000	202,299

Marine Ports & Services (22.39%)
Marsden Maritime Holdings Limited	81,425	318,043
Port of Tauranga Limited	75,000	284,656
South Port New Zealand Limited	964,048	4,298,394

		4,901,093

Oil & Gas Refining & Marketing (4.11%)
New Zealand Refining Company Limited	345,157	635,929
Z Energy Limited	47,000	264,979

		900,908

Other Diversified Financial Services (0.54%)
Turners Automotive Group Limited	50,000	117,916

Packaged Foods & Meats (3.66%)
Sanford Limited	93,406	552,079
Tegel Group Holdings Limited	300,000	249,834

		801,913

Personal Products (3.10%)
Comvita Limited	50,000	336,797
Trilogy International Limited	165,000	342,914

		679,711

Property & Casualty Insurance (0.44%)
TOWER Limited(a)	200,000	97,281

Reinsurance (2.77%)
CBL Corporation Limited	255,000	605,129

Renewable Electricity (3.83%)
Meridian Energy Limited	150,000	320,584

See accompanying notes which are an integral part of this schedule of investments.

Tilt Renewables Limited	350,000	518,461

		839,045

		17,210,408

Total Common Stocks (Cost $12,548,226)		21,821,171

MONEY MARKET FUNDS (0.04%)

Federated Government Obligations Fund - Institutional Class, 1.19%(b)	9,389	9,389

Total Money Market Funds (Cost $9,389)		9,389

Total Investments (99.69%) (Cost $12,557,615)		21,830,560

Other Assets in Excess of Liabilities (0.31%)		67,193

NET ASSETS — 100.00%		$21,897,753

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2018.

See accompanying notes which are an integral part of this schedule of investments.

AFRICA FUND

SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS (81.64%)

Botswana (0.93%)
Food Retail (0.93%)
Choppies Enterprises Limited	121,810	$33,932

Egypt (0.62%)
Diversified Banks (0.62%)
Commercial International Bank Egypt SAE	5,000	22,700

South Africa (79.01%)
Agricultural Products (1.05%)
Crookes Brothers Limited	8,000	38,155

Airlines (1.83%)
Comair Limited	142,301	66,668

Apparel Retail (0.66%)
Mr. Price Group Limited	1,000	24,142

Asset Management & Custody Banks (1.19%)
Coronation Fund Managers Limited	6,500	43,215

Automotive Retail (0.94%)
Combined Motor Holdings Limited	15,000	34,150

Cable & Satellite (5.49%)
Naspers Limited, N Shares	700	199,870

Coal & Consumable Fuels (0.66%)
Exxaro Resources Limited	2,000	24,161

Construction & Engineering (1.36%)
Murray & Roberts Holdings Limited	9,000	9,117
Wilson Bayly Holmes-Ovcon Limited	3,000	40,328

		49,445

Department Stores (0.45%)
Woolworths Holdings Limited	3,046	16,500

Distributors (1.56%)
Imperial Holdings Limited - ADR	2,400	56,760

See accompanying notes which are an integral part of this schedule of investments.

Diversified Banks (9.34%)
Capitec Bank Holdings Limited	2,850	192,607
Nedbank Group Limited	3,000	66,858
Standard Bank Group Limited - ADR	4,800	81,072

		340,537

Diversified Chemicals (1.58%)
Sasol Limited - ADR	1,600	57,248

Environmental & Facilities Services (2.26%)
Interwaste Holdings Limited(a)	1,202,469	82,219

Food Distributors (1.95%)
Bid Corporation Limited	3,167	70,898

Food Retail (3.09%)
Shoprite Holdings Limited - ADR	5,400	112,428

Gold (1.21%)
AngloGold Ashanti Limited - ADR	2,000	22,560
Gold Fields Limited - ADR	5,000	21,400

		43,960

Health Care Facilities (2.23%)
Mediclinic International Limited	9,562	81,084

Human Resource & Employment Services (0.82%)
Adcorp Holdings Limited(a)	20,000	29,916

Industrial Conglomerates (2.42%)
Bidvest Group Limited	4,167	87,935

Industrial Machinery (0.92%)
Howden Africa Holdings Limited(a)	11,000	33,419

Life & Health Insurance (8.93%)
Clientele Limited	90,000	129,914
Discovery Limited	9,000	128,279
MMI Holdings Limited	35,000	66,978

		325,171

Marine (1.07%)
Grindrod Limited(a)	35,000	38,851

Other Diversified Financial Services (9.18%)
Alexander Forbes Group Holdings Limited	100,000	59,005
FirstRand Limited	14,300	80,273
PSG Group Limited	10,400	194,895

		334,173

See accompanying notes which are an integral part of this schedule of investments.

Packaged Foods & Meats (7.22%)
Astral Foods Limited	4,000	80,024
Pioneer Foods Group Limited	4,000	44,098
RCL Foods Limited	57,559	84,251
Tiger Brands Limited	1,400	54,481

		262,854

Pharmaceuticals (0.63%)
Aspen Pharmacare Holdings limited	1,000	22,851

Precious Metals & Minerals (1.33%)
Anglo American Platinum Limited(a)	800	23,974
Impala Platinum Holdings Limited(a)	8,000	24,547

		48,521

Technology Distributors (0.84%)
Alviva Holdings Limited	20,700	30,457

Trading Companies & Distributors (3.55%)
Barloworld Limited	4,300	61,264
Invicta Holdings Limited	4,000	19,044
Trencor Limited	12,000	48,926

		129,234

Trucking (0.87%)
Value Group Limited	87,364	31,711

Wireless Telecommunication Services (4.38%)
MTN Group Limited - ADR	7,000	76,580
Vodacom Group Limited	6,000	82,810

		159,390

		2,875,923

Zambia (1.08%)
Packaged Foods & Meats (1.08%)
Zambeef Products PLC(a)	220,000	39,360

Total Common Stocks (Cost $2,349,877)		2,971,915

EXCHANGE-TRADED FUNDS - 11.37%
Global X MSCI Nigeria ETF	5,550	143,579
VanEck Vectors Africa Index ETF	10,340	270,494

Total Exchange-Traded Funds Cost ($410,920)		414,073

See accompanying notes which are an integral part of this schedule of investments.

	Principal Amount	Fair Value
SOVEREIGN BONDS (0.47%)

South Africa (0.47%)
South Africa Government Bond, 8.00%, 12/21/2018(b)	200,000	17,013

Total Sovereign Bonds (Cost $26,179)		17,013

	Shares	Fair Value
MONEY MARKET FUNDS (5.75%)

Federated Government Obligations Fund - Institutional Class, 1.19%(c)	209,137	209,137

Total Money Market Funds (Cost $209,137)		209,137

Total Investments (99.23%) (Cost $2,996,113)		3,612,138

Other Assets in Excess of Liabilities (0.77%)		28,144

NET ASSETS — 100.00%		$3,640,282

(a)	Non-income producing security.
(b)	Principal amount shown is in South African Rand; value shown in U.S. Dollars.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2018.

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS (92.70%)

Japan (92.70%)
Air Freight & Logistics (4.23%)
Kintetsu World Express, Inc.	4,000	$87,977
Yamato Holdings Company Limited	7,000	180,314

		268,291

Auto Parts & Equipment (1.24%)
NGK Spark Plug Company Limited	3,000	78,899

Brewers (2.75%)
Kirin Holdings Company Limited	7,000	174,479

Construction & Engineering (5.93%)
Kajima Corporation	25,700	254,022
Taihei Dengyo Kaisha Limited	3,000	77,195
Takada Corporation	6,000	45,014

		376,231

Distributors (1.04%)
Yamae Hisano Company Limited	5,200	66,212

Diversified Real Estate Activities (4.90%)
Mitsui Fudosan Company Limited	3,000	78,528
Sumitomo Realty & Development Company Limited	4,000	153,382
Tokyu Fudosan Holdings Corporation	10,000	78,780

		310,690

Drug Retail (2.10%)
Sugi Holdings Company Limited	2,500	133,056

Electric Utilities (1.42%)
Tohoku Electric Power Company, Inc.	7,000	90,221

Electronic Components (1.36%)
ALPS Electric Company Limited	3,000	86,291

Electronic Equipment & Instruments (2.50%)
Hitachi Limited	20,000	158,733

Food Retail (1.22%)
Maxvalu Kyushu Company Limited	3,000	77,717

See accompanying notes which are an integral part of this schedule of investments.

Health Care Equipment (6.31%)
CYBERDYNE, Inc.(a)	9,000	155,654
Terumo Corporation	5,000	244,584

		400,238

Health Care Supplies (10.25%)
Asahi Intecc Company Limited	11,500	446,136
Hoya Corporation	4,000	204,058

		650,194

Household Products (2.53%)
Unicharm Corporation	6,000	160,216

Industrial Machinery (4.82%)
FANUC Corporation	700	189,003
Meidensha Corporation	28,000	116,704

		305,707

IT Consulting & Other Services (2.81%)
INES Corporation	5,000	52,535
Otsuka Corporation	1,500	125,727

		178,262

Leisure Products (2.82%)
Sankyo Company Limited	2,000	64,856
Shimano, Inc.	800	114,322

		179,178

Life & Health Insurance (6.15%)
Dai-ichi Life Insurance Holdings, Inc.	11,000	230,298
T&D Holdings, Inc.	9,000	160,189

		390,487

Marine (1.25%)
Kawasaki Kisen Kaisha Limited(a)	3,000	79,504

Other Diversified Financial Services (1.18%)
ORIX Corporation	4,000	74,566

Pharmaceuticals (2.04%)
Sosei Group Corporation(a)	1,200	129,492

Railroads (11.75%)
East Japan Railway Company	1,500	149,018
Hankyu Hanshin Holdings, Inc.	4,400	177,144
Keikyu Corporation	6,500	128,017
Keio Corporation	3,600	170,824
Tobu Railway Company Limited	3,600	120,863

		745,866

See accompanying notes which are an integral part of this schedule of investments.

Regional Banks (0.82%)
Nishi-Nippon Financial Holdings, Inc.	4,000	52,288

Retail REITs (1.85%)
Fukuoka REIT Corporation	70	117,602

Soft Drinks (2.23%)
Coca-Cola West Company Limited	4,000	141,254

Specialized Finance (1.79%)
Kyushu Leasing Service Company Limited	13,000	113,727

Specialty Chemicals (1.12%)
JSR Corporation	3,000	71,012

Tires & Rubber (1.54%)
Bridgestone Corporation	2,000	97,211

Trucking (2.75%)
Daiichi Koutsu Sangyo Company Limited	7,200	66,417
Nippon Express Company Limited	1,500	107,727

		174,144

Total Common Stocks (Cost $3,318,721)		5,881,768

EXCHANGE-TRADED FUNDS - 2.98%

iShares MSCI Japan ETF	3,000	188,820

Total Exchange-Traded Funds Cost ($177,797)		188,820

MONEY MARKET FUNDS (3.61%)

Federated Government Obligations Fund - Institutional Class, 1.19%(b)	228,831	228,831

Total Money Market Funds (Cost $228,831)		228,831

Total Investments (99.29%) (Cost $3,725,349)		6,299,419

Other Assets in Excess of Liabilities (0.71%)		45,102

NET ASSETS — 100.00%		$6,344,521

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2018.

ETF	- Exchange-Traded Fund
REIT	- Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS (96.89%)

Bermuda (1.81%)
Reinsurance (1.81%)
Blue Capital Reinsurance Holdings Limited	14,000	$170,100
Maiden Holdings Limited	20,000	141,000

		311,100

Chile (2.47%)
Brewers (2.47%)
Cia Cervecerias Unidas SA - ADR	14,401	422,957

Denmark (1.78%)
Diversified Banks (1.78%)
Danske Bank A/S - ADR	15,000	306,000

France (3.09%)
Diversified Chemicals (3.09%)
Arkema SA - ADR	4,130	530,086

Germany (3.11%)
Industrial Conglomerates (3.11%)
Siemens AG - ADR	7,000	533,750

India (2.53%)
Diversified Banks (2.53%)
HDFC Bank Limited - ADR	4,000	434,360

Israel (4.82%)
Application Software (2.92%)
NICE-Systems Limited - ADR	5,500	501,050

Pharmaceuticals (1.90%)
Teva Pharmaceutical Industries Limited - ADR	16,000	326,560

		827,610

Japan (7.63%)
Consumer Electronics (1.40%)
Sony Corporation - ADR	5,000	239,700

Electrical Components & Equipment (3.53%)
Nidec Corporation - ADR	15,000	605,550

See accompanying notes which are an integral part of this schedule of investments.

Tires & Rubber (2.70%)
Bridgestone Corporation - ADR	19,000	463,600

		1,308,850

Mexico (1.81%)
Broadcasting (1.81%)
Grupo Televisa SA - ADR	15,000	310,500

Netherlands (3.59%)
Diversified Banks (0.57%)
ING Groep N.V. - ADR	5,000	98,500

Personal Products (3.02%)
Unilever N.V. - ADR	9,000	517,410

		615,910

Norway (2.17%)
Multi-line Insurance (2.17%)
Gjensidige Forsikring ASA - ADR	20,000	372,800

Panama (1.21%)
Airlines (1.21%)
Copa Holdings, SA, Class A	1,500	207,495

South Africa (2.91%)
Food Retail (2.91%)
Shoprite Holdings Limited - ADR	24,000	499,680

Spain (0.86%)
Diversified Banks (0.86%)
Banco Santander S.A. - ADR	20,000	148,200

Switzerland (5.06%)
Packaged Foods & Meats (2.89%)
Nestlé SA - ADR	5,750	496,800

Pharmaceuticals (2.17%)
Roche Holding AG - ADR	12,000	372,000

		868,800

United Kingdom (12.14%)
Distillers & Vintners (2.35%)
Diageo PLC - ADR	2,800	403,088

See accompanying notes which are an integral part of this schedule of investments.

Integrated Oil & Gas (3.20%)
BP PLC - ADR	12,815	548,353

Life & Health Insurance (2.39%)
Old Mutual PLC - ADR	15,125	409,888

Pharmaceuticals (3.06%)
AstraZeneca PLC - ADR	8,000	280,480
GlaxoSmithKline PLC - ADR	6,500	243,815

		524,295

Publishing (1.14%)
Pearson PLC - ADR	20,000	195,400

		2,081,024

United States (39.90%)
Automotive Retail (1.83%)
Group 1 Automotive, Inc.	4,000	313,800

Biotechnology (2.07%)
United Therapeutics Corporation(a)	2,750	354,750

Communications Equipment (1.93%)
KVH Industries, Inc.(a)	30,000	331,500

Construction & Engineering (0.34%)
AECOM(a)	1,500	58,665

Construction Machinery & Heavy Trucks (2.73%)
Miller Industries, Inc.	18,000	468,900

Diversified Banks (1.59%)
Wells Fargo & Company	4,161	273,711

Gas Utilities (1.00%)
Northwest Natural Gas Company	3,000	172,050

Health Care Facilities (1.44%)
LifePoint Health, Inc.(a)	5,000	247,250

Health Care Supplies (1.77%)
Dentsply Sirona, Inc.	5,000	304,050

Household Products (1.76%)
Procter & Gamble Company (The) (b)	3,500	302,190

See accompanying notes which are an integral part of this schedule of investments.

Industrial Machinery (1.41%)
Briggs & Stratton Corporation	10,000	241,800

Integrated Oil & Gas (1.83%)
Chevron Corporation	2,500	313,375

Life Sciences Tools & Services (2.61%)
Thermo Fisher Scientific, Inc.	2,000	448,220

Oil & Gas Equipment & Services (1.88%)
Halliburton Company	6,000	322,200

Packaged Foods & Meats (2.14%)
Cal-Maine Foods, Inc.(a)	3,000	127,650
Pilgrim’s Pride Corporation(a)	8,600	238,822

		366,472

Railroads (4.13%)
Genesee & Wyoming, Inc., Class A(a)	2,250	179,663
Norfolk Southern Corporation	3,500	528,080

		707,743

Regional Banks (1.01%)
Umpqua Holdings Corporation	8,000	173,200

Semiconductors (2.27%)
Skyworks Solutions, Inc.	4,000	388,840

Technology Hardware Storage & Peripherals (6.16%)
Apple, Inc.	3,000	502,290
NetApp, Inc.	9,000	553,499

		1,055,789

		6,844,505

Total Common Stocks (Cost $11,063,028)		16,623,627

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
CALL OPTIONS PURCHASED (1.02%)(a)

United States (1.02%)
Intel Corporation	35	$168,490	$28.00	January 2019	$65,975
Microsoft Corporation	15	142,515	67.50	January 2019	42,450
Walt Disney Company (The)	30	326,010	90.00	January 2019	67,140

Total Call Options Purchased (Cost $76,118)					175,565

See accompanying notes which are an integral part of this schedule of investments.

	Shares	Fair Value
MONEY MARKET FUNDS (2.59%)

Federated Government Obligations Fund - Institutional Class, 1.19%(c)	444,098	444,098

Total Money Market Funds (Cost $444,098)		444,098

Total Investments (100.50%) (Cost $11,583,244)		17,243,290

Liabilities in Excess of Other Assets (-0.50%)		(86,155)

NET ASSETS — 100.00%		$17,157,135

(a)	Non-income producing security.
(b)	Subject to call options written.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2018.

ADR	- American Depositary Receipt
PLC	- Public Limited Company

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH GLOBAL FUND

SCHEDULE OF WRITTEN OPTION CONTRACTS

January 31, 2018 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options

United States (0.00%)
Procter & Gamble Company (The)	(15)	$(129,510)	$97.50	April 2018	$(150)

Total Written Options (Premiums Received $2,504)					$(150)

See accompanying notes which are an integral part of this schedule of written option contracts.

COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS (92.16%)

Airport Services (2.05%)
Grupo Aeroportuario del Sureste SAB de CV - ADR(a)	1,300	$252,473

Alternative Carriers (1.19%)
Zayo Group Holdings, Inc.(b)	4,000	146,800

Building Products (3.00%)
Lennox International, Inc.	1,700	370,447

Construction & Engineering (1.63%)
Kajima Corporation - ADR	2,000	201,160

Construction Materials (8.49%)
Boral Limited - ADR(b)	1,650	42,108
CEMEX SAB de CV - ADR(b)	28,775	238,545
James Hardie Industries PLC - ADR	25,000	441,750
Summit Materials, Inc., Class A - ADR(b)	2,535	80,993
Vulcan Materials Company	1,800	243,720

		1,047,116

Diversified Real Estate Activities (1.23%)
Lend Lease Group - ADR	11,900	151,725

Diversified REITs (5.25%)
STORE Capital Corporation	7,600	186,276
Washington Real Estate Investment Trust	6,000	171,960
WP Carey, Inc. (a)	4,470	289,701

		647,937

Health Care REITs (2.25%)
HCP, Inc.	2,000	48,160
Ventas, Inc. (a)	2,750	153,918
Welltower, Inc. (a)	1,250	74,963

		277,041

Home Furnishings (0.34%)
Mohawk Industries, Inc.(b)	150	42,159

Home Improvement Retail (3.88%)
Home Depot, Inc. (The)	25	5,023
Kingfisher PLC - ADR	20,000	201,000
Lowe’s Companies, Inc.	2,600	272,297

		478,320

See accompanying notes which are an integral part of this schedule of investments.

Homebuilding (2.99%)
NVR, Inc.(b)	50	158,909
Toll Brothers, Inc.	4,500	209,610

		368,519

Hotel & Resort REITs (5.41%)
Host Hotels & Resorts, Inc.	7,717	160,205
Pebblebrook Hotel Trust	5,000	195,000
Ryman Hospitality Properties, Inc.	3,024	231,487
Summit Hotel Properties, Inc.	5,200	80,548

		667,240

Hotels Resorts & Cruise Lines (2.35%)
Intercontinental Hotels Group PLC - ADR	4,319	289,675

Industrial REITs (3.66%)
EastGroup Properties, Inc.	3,000	260,430
Monmouth Real Estate Investment Corporation, Class A	2,000	34,180
Prologis, Inc.	2,000	130,220
STAG Industrial, Inc.	1,000	25,320

		450,150

IT Consulting & Other Services (1.02%)
InterXion Holding N.V.(b)	2,000	125,500

Mortgage REITs (2.23%)
Annaly Capital Management, Inc.	13,500	142,290
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,100	67,394
Ladder Capital Corporation	4,534	65,607

		275,291

Office REITs (8.27%)
Alexandria Real Estate Equities, Inc.	1,850	239,945
Boston Properties, Inc.	2,450	303,090
Douglas Emmett, Inc.	3,000	116,010
SL Green Realty Corporation	2,720	273,414
Vornado Realty Trust	1,207	86,518

		1,018,977

Real Estate Development (0.73%)
China Overseas Land & Investment Limited - ADR	770	89,489

Real Estate Operating Companies (2.46%)
IRSA Inversiones y Representaciones SA - ADR	5,046	144,921
IRSA Propiedades Comerciales SA - ADR	2,950	159,270

		304,191

Regional Banks (3.45%)
PacWest BanCorp	1,480	77,596
Regions Financial Corporation	18,000	346,140

		423,736

See accompanying notes which are an integral part of this schedule of investments.

Residential REITs (3.50%)
AvalonBay Communities, Inc.	1,300	221,520
Essex Property Trust, Inc.	900	209,682

		431,202

Restaurants (0.00%)
Luby’s, Inc.(b)	50	153

Retail REITs (2.94%)
Acadia Realty Trust	4,985	122,432
National Retail Properties, Inc.	4,000	158,720
Simon Property Group, Inc. (a)	500	81,685

		362,837

Specialized REITs (22.16%)
American Tower Corporation, Class A	2,500	369,249
Crown Castle International Corporation	2,000	225,540
CyrusOne, Inc.	1,200	69,228
Digital Realty Trust, Inc.	2,141	239,685
Equinix, Inc.	732	333,199
Extra Space Storage, Inc.	5,100	425,747
Gladstone Land Corporation	9,700	123,481
Global Self Storage, Inc.	6,000	27,420
Iron Mountain, Inc.	3,000	105,090
Jernigan Capital, Inc.	5,500	97,570
QTS Realty Trust, Inc., Class A	3,600	179,280
SBA Communications Corporation, Class A(b)	2,000	349,000
Weyerhaeuser Company	5,000	187,700

		2,732,189

Thrifts & Mortgage Finance (1.68%)
Harleysville Financial Corporation(b)	8,675	207,333

Total Common Stocks (Cost $7,119,157)		11,361,660

EXCHANGE-TRADED FUNDS (2.22%)

Guggenheim China Real Estate ETF	8,500	274,295

Total Exchange-Traded Funds Cost ($144,153)		274,295

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
CALL OPTIONS PURCHASED (0.32%)
Granite Construction, Inc.(b)	30	$200,070	$55.00	March 2018	$39,900

Total Call Options Purchased (Cost $23,791)					39,900

See accompanying notes which are an integral part of this schedule of investments.

	Shares	Fair Value
MONEY MARKET FUNDS (5.71%)

Federated Government Obligations Fund - Institutional Class, 1.19%(c)	703,385	703,385

Total Money Market Funds (Cost $703,385)		703,385

Total Investments (100.41%) (Cost $7,990,486)		12,379,240

Liabilities in Excess of Other Assets (-0.41)%		(50,765)

NET ASSETS — 100.00%		$12,328,475

(a)	Subject to call options written.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2018.

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
REIT	- Real Estate Investment Trust

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF WRITTEN OPTION CONTRACTS

January 31, 2018 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options
Grupo Aeroportuario del Sureste SAB de CV	(13)	$(252,473)	$180.00	March 2018	$(25,220)
Simon Property Group, Inc.	(5)	(81,685)	180.00	January 2019	(2,550)
Ventas, Inc.	(27)	(151,119)	67.50	May 2018	(270)
Welltower, Inc.	(12)	(71,964)	72.50	March 2018	(60)
WP Carey, Inc.	(44)	(285,164)	70.00	April 2018	(880)

Total Written Options (Premiums Received $25,717)					$(28,980)

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of written option contracts.

At January 31, 2018, the gross unrealized appreciation (depreciation) on investments, foreign currency translations, options written and cost of securities on a tax basis for federal income tax purposes were as follows:

	Australia/New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Gross unrealized appreciation	$9,529,995	$851,012	$2,635,095	$5,929,774	$4,490,447
Gross unrealized depreciation	(257,050)	(234,987)	(63,076)	(333,240)	(108,645)

Net unrealized appreciation (depreciation) on investments	$9,272,945	$616,025	$2,572,019	$5,596,534	$4,381,802

Tax cost of investments	$12,557,615	$2,996,113	$3,727,400	$11,646,606	$7,968,458

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals, foreign currency translations and passive foreign investment companies (‘‘PFICs’’).

Commonwealth International Series Trust

Notes to Schedules of Investments (Unaudited)

January 31, 2018

The Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Africa Fund, the Commonwealth Japan Fund (the “Japan Fund”), the Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Securities Fund”) (each a “Fund” and collectively the “Funds”) are each an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Valuation of Securities – Each Fund’s assets and liabilities are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last mean quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Short-term debt securities with remaining maturities of 60 days or less at the time of purchase will be valued at their market value as determined by an independent, third-party agent. Investments in open-end investment companies are valued at net asset value. If Fund management determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing service. The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met. The Australia/New Zealand Fund, Africa Fund and Japan Fund have retained an independent fair value pricing service to assist in the fair valuing of these foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. For the Australia/New Zealand Fund and Japan Fund, the measure is based on a comparison between the S&P 500®

Futures Index at the time of Tokyo market close to the S&P 500® Futures Index at the time of the New York market close. For the Africa Fund, the measure is based on a comparison between the S&P 500® Futures Index at the time of London market close to the S&P 500® Futures Index at the time of the New York market close.

Fair Value Measurements – The Funds’ investments have been categorized by tiers dependent upon the various “inputs” used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, preferred stocks and exchange-traded funds. Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. Investments in other open-end registered investment companies, including money market funds, are valued at net asset value. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets, valued by reference to similar instruments or whose inputs are observable and timely would be categorized in Level 2 of the fair value hierarchy.

Corporate and Sovereign Bonds. The fair value of corporate bonds may be estimated using recently executed transactions, market price quotations (where observable), bond spreads, and/or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Domestically held corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they would be categorized in Level 3 of the fair value hierarchy.

Written/Purchased Options. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are generally categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2018:

	Australia/New Zealand Fund
	Level 1	Level 2		Level 3	Total
Security Type
Common Stocks(1)	$17,378,103	$4,443,068	(2)	$—	$21,821,171
Money Market Funds	9,389	—		—	9,389

Total	$17,387,492	$4,443,068		$—	$21,830,560

	Africa Fund
	Level 1	Level 2		Level 3	Total
Security Type
Common Stocks(1)	$2,971,915	$—		$—	$2,971,915
Exchange-Traded Funds	414,073	—		—	414,073
Sovereign Bonds	—	17,013		—	17,013
Money Market Funds	209,137	—		—	209,137

Total	$3,595,125	$17,013		$—	$3,612,138

	Japan Fund
	Level 1	Level 2		Level 3	Total
Security Type
Common Stocks(1)	$5,881,768	$—		$—	$5,881,768
Exchange-Traded Funds	188,820	—		—	188,820
Money Market Funds	228,831	—		—	228,831

Total	$6,299,419	$—		$—	$6,299,419

	Global Fund
	Level 1	Level 2		Level 3	Total
Security Type
Common Stocks(1)	$16,623,627	$—		$—	$16,623,627
Call Options Purchased	109,590	65,975	(3)	—	175,565
Money Market Funds	444,098	—		—	444,098

Total	$17,177,315	$65,975		$—	$17,243,290

	Real Estate Securities Fund
	Level 1	Level 2		Level 3	Total
Security Type
Common Stocks(1)	$11,272,171	$89,489	(4)	$—	$11,361,660
Exchange-Traded Funds	274,295	—		—	274,295
Call Options Purchased	39,900	—		—	39,900
Money Market Funds	703,385	—		—	703,385

Total	$12,289,751	$89,489		$—	$12,379,240

(1)	All sub-categories within Common Stocks represent Level 1 or Level 2 evaluation status. For a detailed breakout by industry or country, please refer to the Schedules of Investments.
(2)	Consists of holdings: South Port New Zealand Limited and ikeGPS Group Limited listed under New Zealand.

(3)	Consists of holding: Intel Corporation call options purchased.
(4)	Consists of holding: China Overseas Land & Investment Limited.

The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedule of Investments, such as futures, written options and forwards. Please refer to Derivative Investments for additional information.

	Other Financial Instruments at Value
Fund	Level 1	Level 2	Level 3	Total
Global Fund
Written Options	$(150)	$—	$—	$(150)
Real Estate Securities Fund
Written Options	$(2,550)	$(26,430)	$—	$(28,980)

It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period. As described under Valuation of Securities, certain equity securities listed or traded on foreign exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met and classified in Level 2. When the securities are valued based on an exchange traded closing price, they are classified in Level 1. The following is a reconciliation of transfers between category levels from October 31, 2017 to January 31, 2018:

	Australia/New Zealand Fund	Global Fund	Real Estate Securities Fund
Transfers into Level 1	$318,043	$409,888	$241,160
Transfers out of Level 1	(4,443,068)	—	—

Net transfers in (out) of Level 1	$(4,125,025)	$409,888	$241,160

Transfers into Level 2	$4,443,068	$—	$—
Transfers out of Level 2	(318,043)	(409,888)	(241,160)

Net transfers in (out) of Level 2	$4,125,025	$(409,888)	$(241,160)

Item 2.	Controls and Procedures.

(a)    Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)    There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Commonwealth International Series Trust

By	/s/ Robert Scharar
Robert Scharar, President

Date 3/14/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert Scharar
Robert Scharar, President

Date 3/14/2018

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date 3/14/2018